Share-Based and Other Non-Cash Compensation - Activity of Restricted Stock Awards and Restricted Stock Units (Details) - Restricted Stock Awards and Restricted Stock Units shares in Thousands	12 Months Ended
Jun. 30, 2025 $ / shares shares
Shares
Beginning Balance | shares	1,597
Granted | shares	1,003
Vested | shares	(1,279)
Forfeited | shares	(244)
Ending Balance | shares	1,077
Weighted average grant date fair value
Beginning Balance | $ / shares	$ 1.96
Granted | $ / shares	1.84
Vested | $ / shares	1.90
Forfeited | $ / shares	1.96
Ending Balance | $ / shares	$ 1.93